ORGANIZATION AND BASIS OF PRESENTATION - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Restricted cash
Organization Consolidation And Presentation Of Financial Statements
Assets secured for payment of liabilities	¥ 18,271		¥ 16,170		$ 2,273	$ 2,728	¥ 89,704
Revenue Benchmark | Variable Interest Entity, Primary Beneficiary | Consolidated Revenue
Organization Consolidation And Presentation Of Financial Statements
Concentration risk percentage	64.50%	94.50%	64.12%	91.14%
Xiaomi Group | Electronic equipment
Organization Consolidation And Presentation Of Financial Statements
Assets secured for payment of liabilities	¥ 514,963		¥ 735,550		$ 103,402	$ 76,882	¥ 702,424